Investments in Marketable Debt Securities, Available-for-Sale - Amortized Cost, Gross Unrealized Gains/losses in Accumulated Other Comprehensive Loss and Fair Value of Marketable Debt Securities, Available-for-sale (Details) - USD ($)
	Dec. 31, 2023	Dec. 31, 2022
Short-term investments:
Amortized Cost		$ 51,387,000
Gross Unrealized Gains		0
Gross Unrealized Losses		(739,000)
Fair Value	$ 0	50,648,000
Allowance for credit losses	$ 0
Corporate debt security
Short-term investments:
Amortized Cost		40,177,000
Gross Unrealized Gains		0
Gross Unrealized Losses		(612,000)
Fair Value		39,565,000
U.S. treasuries
Short-term investments:
Amortized Cost		2,201,000
Gross Unrealized Gains		0
Gross Unrealized Losses		(21,000)
Fair Value		2,180,000
Asset-backed security and other
Short-term investments:
Amortized Cost		5,324,000
Gross Unrealized Gains		0
Gross Unrealized Losses		(76,000)
Fair Value		5,248,000
Non-U.S. government and supranational bonds
Short-term investments:
Amortized Cost		3,685,000
Gross Unrealized Gains		0
Gross Unrealized Losses		(30,000)
Fair Value		$ 3,655,000